UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER CORE VALUE FUND

Statement of Investment September 30, 2004 (Unaudited)

Common Stocks-98.4%	Shares	Value ($)

Banking-15.8%
Bank of America	656,136	28,430,373
Citigroup	667,033	29,429,496
Countrywide Financial	74,300 a	2,926,677
Fannie Mae	77,200	4,894,480
Freddie Mac	184,100	12,010,684
PNC Financial Services Group	78,500	4,246,850
SunTrust Banks	59,800	4,210,518
U.S. Bancorp	409,500	11,834,550
Wachovia	340,800	16,000,560
Wells Fargo	134,800	8,038,124
		122,022,312
Basic Industries-2.8%
Bowater	99,600	3,803,724
China Steel, ADR	7 b	142
Dow Chemical	199,600	9,017,928
International Paper	220,000	8,890,200
		21,711,994
Beverages & Tobacco-.7%
Altria Group	115,500	5,433,120
Brokerage-9.2%
Goldman Sachs	201,900	18,825,156
J.P. Morgan Chase & Co.	601,500	23,897,595
Merrill Lynch	193,850	9,638,222
Morgan Stanley	383,200	18,891,760
		71,252,733
Capital Goods-12.1%
Boeing	291,900	15,067,878
Eaton	81,900	5,193,279
Emerson Electric	64,260	3,977,051
General Electric	478,800	16,078,104
NCR	86,900 c	4,309,371
Nokia, ADR	760,700	10,436,804
Tyco International	517,800	15,875,748
United Technologies	198,600	18,545,268
Xerox	278,600 c	3,922,688
		93,406,191
Consumer Durables-1.6%
Koninklijke (Royal) Philips Electronics	527,700	12,089,607
(New York Shares)
Consumer Non-Durables-2.5%
Jones Apparel Group	101,800	3,644,440
Kimberly-Clark	69,000	4,456,710
Kraft Foods, Cl. A	239,300	7,590,596
Newell Rubbermaid	173,300 a	3,472,932

			19,164,678
Consumer Services-11.9%
Advance Auto Parts	129,900	c	4,468,560
AutoZone	69,965	c	5,404,796
Clear Channel Communications	407,100		12,689,307
DST Systems	190,600	c	8,475,982
Liberty Media, Cl. A	1,722,480	c	15,020,025
Liberty Media International, Cl. A	86,134	c	2,873,603
McDonald's	324,600		9,098,538
Omnicom Group	184,900		13,508,794
Safeway	327,300	c	6,320,163
Viacom, Cl. B	421,700		14,152,252
			92,012,020
Energy-12.5%
Apache	115,000		5,762,650
BP, ADR	200,300		11,523,259
ChevronTexaco	215,100		11,537,964
Conoco Phillips	99,760		8,265,116
Cooper Cameron	86,400	c	4,738,176
Exxon Mobil	633,132		30,599,270
Pioneer Natural Resources	140,800		4,854,784
Schlumberger	122,200		8,225,282
Total SA, ADR	107,500		10,983,275
			96,489,776
Health Care-2.6%
Barr Pharmaceuticals	105,700	c	4,379,151
Boston Scientific	150,200	c	5,967,446
Caremark RX	54,590	c	1,750,701
Medco Health Solutions	251,800	c	7,780,620
			19,877,918
Insurance-9.2%
Allstate	97,500		4,679,025
American International Group	271,393		18,452,010
Genworth Financial, Cl. A	403,200		9,394,560
Hartford Financial Services Group	142,400		8,818,832
PMI Group	275,000		11,159,500
Prudential Financial	300,600		14,140,224
UnumProvident	266,900		4,187,661
			70,831,812
Merchandising-.6%
Dollar General	222,900		4,491,435
Technology-7.7%
Automatic Data Processing	290,800		12,015,856
Fairchild Semiconductor, Cl. A	349,500	c	4,952,415
Hewlett- Packard	208,400		3,907,500
International Business Machines	104,000		8,916,960
Microsoft	579,200		16,014,880
Oracle	839,200	c	9,466,176
SunGard Data Systems	160,700	c	3,819,839
			59,093,626
Telecommunications-1.8%
SK Telecom, ADR	270 a		5,251

Sprint (FON Group)	674,050	13,568,627
		13,573,878
Utilities-7.4%
ALLTEL	167,700	9,208,407
Entergy	112,300	6,806,503
Exelon	123,400	4,527,546
PG&E	135,500 c	4,119,200
PPL	86,800	4,095,224
TXU	143,800	6,890,896
Verizon Communications	536,956	21,145,328
		56,793,104
Total Common Stocks
(cost $668,476,584)		758,244,204

Preferred Stocks- 8%	Shares	Value ($)
Consumer Services;
News Corp, ADR	210,400	6,591,832
(cost $ 3,050,022)

	Principal
Short-Term Investments-.7%	Amount ($)	Value ($)
Commercial Paper;
General Electric Capital,
1.86%, 10/1/2004
(cost $ 5,119,000)	5,119,000	5,119,000

Investment of Cash Collateral
for Securities Loaned-.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,044,700)	6,044,700 d	6,044,700

Total Investments (cost $682,690,306)	100.7%	775,999,736

Liabilities, Less Cash and Receivables	(0.7)%	(5,145,469)

Net Assets	100.0%	770,854,267

a	All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $ 5,841,584 and the total market value of the collateral held by the fund is $ 6,044,700.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $142.
c	Non-income producing.
d	Investment in affiliated money market mutual funds.
e	Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange on Form N-CSR.

DREYFUS PREMIER LIMITED TERM HIGH YIELD FUND

Statement of Investments
9/30/2004 (Unaudited)
	Principal
	Amount ($)		Value ($)
Bonds and Notes - 85.6%

Advertising - .8%
RH Donnelley Finance:
Sr. Notes, 8.875%, 2010	783,000	a	888,705
Sr. Sub. Notes, 10.875%, 2012	3,272,000	a	3,983,660
			4,872,365
Aerospace & Defense - 1.3%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,470,000	a	1,583,925
Armor,
Sr. Sub. Notes, 8.25%, 2013	2,250,000		2,491,875
K&F Industries,
Sr. Sub. Notes, Ser. B, 9.625%, 2010	785,000		877,238
Vought Aircraft Industries,
Sr. Notes, 8%, 2011	2,800,000		2,702,000
			7,655,038
Agricultural - .1%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	755,000		845,600

Airlines - .8%
AMR,
Debs., 9.75%, 2021	200,000	b	111,000
Aircraft Lease Portfolio Securitization 1996-1,
Pass-Through Trust, Ctfs.,
Cl. D, 12.75%, 2006	2,115,124	c	21,151
Delta Airlines,
Pass-Through Ctfs.,
Ser. 2001-1, Cl. B, 7.711%, 2013	1,575,000		817,214
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	1,618,525		1,315,755
Sr. Notes, 10%, 2009	2,402,000	b	1,669,390
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 1.34%, 2049	742,321	c,d	609,055
			4,543,565
Auto Manufacturing - .3%
Navistar International,
Sr. Notes, 7.5%, 2011	1,601,000	b	1,717,072

Automotive, Trucks & Parts - 1.2%
Accuride,
Sr. Sub. Notes, Ser. B, 9.25%, 2008	2,265,000		2,327,288
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	544,000		541,280
Collins & Aikman Products:
Sr. Notes, 10.75%, 2011	754,000	b	757,770
Sr. Sub. Notes, 12.875%, 2012	1,049,000	a,b	972,948
HLI Operating,
Sr. Notes, 10.5%, 2010	350,000		383,250
Tenneco Automotive,
Sr. Secured Notes, Ser. B, 10.25%, 2013	1,200,000		1,374,000
United Components,

Sr. Sub. Notes, 9.375%, 2013	768,000	b	831,360
			7,187,896
Building & Construction - 2.0%
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009	1,890,000		1,993,950
K Hovnanian Enterprises,
Sr. Sub. Notes, 8.875%, 2012	1,000,000	b	1,122,500
KB Home,
Sr. Sub. Notes, 7.75%, 2010	2,000,000		2,185,000
Owens Corning:
Bonds, 7.5%, 2018	394,000	c	181,240
Notes, 7%, 2009	5,000,000	c	2,300,000
THL Buildco,
Sr. Sub. Notes, 8.5%, 2014	1,573,000	a	1,655,582
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	2,300,000		2,604,750
			12,043,022
Chemicals - 5.5%
Crompton,
Sr. Notes, 9.875%, 2012	2,636,000	a	2,780,980
HMP Equity,
Sr. Discount Notes, 0%, 2008	2,393,000		1,519,555
Huntsman,
Sr. Secured Notes, 11.625%, 2010	1,081,000	b	1,256,663
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	6,968,000	b	7,351,240
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,153,000	b	4,485,240
OM Group,
Sr. Sub. Notes, 9.25%, 2011	3,600,000		3,771,000
Resolution Performance Products:
Notes, 8%, 2009	749,000		777,087
Sr. Sub. Notes, 13.5%, 2010	488,000		475,800
Rhodia SA:
Sr. Notes, 7.625%, 2010	3,267,000	b	3,062,813
Sr. Notes, 10.25%, 2010	3,705,000	b	3,853,200
Sr. Sub Notes, 8.875%, 2011	2,112,000	b	1,848,000
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,506,000		1,664,130
			32,845,708
Commercial Mortgage Pass - Through Ctfs. - .3%
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	1,750,000		2,007,738

Commercial Services - .5%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	1,037,000		1,202,920
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	1,800,000	b	1,696,500
			2,899,420
Consumer Products - 1.0%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,604,000	a	1,646,105
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,944,000	a	1,992,600
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	2,546,000	b	2,622,380
			6,261,085
Diversified Financial Service - 1.9%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	3,750,000	a	4,068,750

Finova,
Notes, 7.5%, 2009	3,811,860		1,920,224
Stena,
Sr. Notes, 7.5%, 2013	1,001,000		1,007,256
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 12.625%, 2010	3,982,000	b	4,161,190
			11,157,420
Electric Utilities - 6.4%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	188,453	a	198,818
Secured Notes, 13%, 2007	3,572,546	a	4,108,428
Allegheny Energy Supply:
Bonds, 8.25%, 2012	6,827,000	a,b	7,577,970
Notes, 7.8%, 2011	1,090,000	b	1,185,375
CMS Energy,
Sr. Notes, 9.875%, 2007	2,862,000		3,194,707
Calpine:
Secured Notes, 8.5%, 2010	10,220,000	a,b	7,869,400
Secured Notes, 8.75%, 2013	2,000,000	a,b	1,520,000
Secured Notes, 9.875%, 2011	1,002,000	a	791,580
Calpine Generating:
Secured Notes, 7.75%, 2010	960,000	a,b,d	916,800
Secured Notes, 11.17%, 2011	264,000	a,b,d	238,920
Nevada Power:
Mortgage Notes, 6.5%, 2012	483,000	a	501,113
Mortgage Notes, Ser. A, 8.25%, 2011	1,321,000		1,486,125
Notes, Ser. E, 10.875%, 2009	1,184,000		1,377,880
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	5,023,000		5,418,561
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	1,910,000	a,b	2,081,900
			38,467,577
Electrical & Electronics - 1.5%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	2,088,000		2,307,240
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	2,485,000		2,795,625
Imax,
Sr. Notes, 9.625%, 2010	1,002,000	a,b	1,004,505
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	497,000		541,730
Stoneridge,
Sr. Notes, 11.5%, 2012	1,825,000		2,075,938
			8,725,038
Entertainment - 2.2%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,768,000	b	1,993,420
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	2,707,000	b	2,585,185
Intrawest,
Sr. Notes, 7.5%, 2013	2,500,000		2,603,125
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	1,050,000		1,170,750
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 6.375%, 2009	2,048,000		2,135,040
Six Flags,
Sr. Notes, 9.625%, 2014	990,000		930,600
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014	1,500,000		1,522,500
			12,940,620
Environmental Control - 3.1%

Allied Waste:
Sr. Notes, 7.875%, 2013	1,874,000	b	1,986,440
Sr. Notes, Ser. B, 6.375%, 2011	703,000		687,183
Sr. Notes, Ser. B, 7.625%, 2006	5,630,000		5,904,463
Sr. Notes, Ser. B, 8.5%, 2008	3,109,000		3,388,810
Sr. Notes, Ser. B, 8.875%, 2008	2,140,000		2,332,600
Sr. Notes, Ser. B, 9.25%, 2012	1,054,000		1,177,845
Geo Sub,
Sr. Notes, 11%, 2012	1,090,000	a	1,035,500
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	1,030,000	b	1,107,250
Waste Services,
Sr. Sub. Notes, 9.5%, 2014	936,000	a,b	893,880
			18,513,971
Food & Beverages - 2.2%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	257,000		269,850
American Seafoods,
Sr. Sub. Notes, 10.125%, 2010	2,875,000		3,076,250
Corn Products:
Sr. Notes, 8.25%, 2007	1,065,000		1,179,487
Sr. Notes, 8.45%, 2009	1,065,000		1,224,750
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,031,000		1,152,143
Dole Food:
Debs., 8.75%, 2013	780,000		866,775
Sr. Notes, 8.625%, 2009	1,005,000		1,100,475
Sr. Notes, 8.875%, 2011	1,558,000		1,702,115
Land O'Lakes,
Sr. Notes, 8.75%, 2011	1,673,000	b	1,572,620
National Beef Packing,
Sr. Notes, 10.5%, 2011	1,021,000		1,051,630
			13,196,095
Gaming & Lodging - 5.6%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	3,234,000	b	3,719,100
Kerzner International,
Sr. Notes, 8.875%, 2011	3,462,000		3,812,527
MGM Mirage:
Sr. Collateralized Notes, 6.95%, 2005	277,000		281,847
Sr. Notes, 8.5%, 2010	1,988,000		2,268,805
Mandalay Resort,
Sr. Notes, 6.5%, 2009	2,024,000		2,110,020
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	2,348,000		2,477,140
Sr. Sub. Notes, 7.875%, 2010	1,266,000	b	1,436,910
Sr. Sub. Notes, 8.875%, 2008	5,301,000		6,056,393
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	3,274,000	b	3,781,470
Station Casinos,
Sr. Sub. Notes, 6.5%, 2014	1,500,000		1,533,750
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	3,104,000	a	3,367,840
Wynn Las Vegas,
Second Mortgage, 12%, 2010	1,964,000		2,464,820
			33,310,622
Health Care - 4.9%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	1,069,000	a	1,149,175
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	658,000		741,895

Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	3,243,000	b	2,999,775
Healthsouth:
Sr.Notes, 6.875%, 2005	1,001,000		1,016,015
Sr. Notes, 7%, 2008	2,964,000	b	2,960,295
Mariner Health Care,
Sr. Sub. Notes, 8.25%, 2013	1,189,000	a	1,284,120
Medex,
Sr. Sub. Notes, 8.875%, 2013	2,500,000		2,737,500
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	2,741,000	b	3,104,182
Tenet HealthCare:
Notes, 7.375%, 2013	4,422,000	b	4,178,790
Sr. Notes, 5.375%, 2006	1,000,000	b	1,008,750
Sr. Notes, 9.875%, 2014	4,249,000	a	4,461,450
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	3,340,000		3,415,150
			29,057,097
Machinery - 1.4%
Case New Holland:
Sr. Notes, 6%, 2009	1,090,000	a	1,084,550
Sr. Notes, 9.25%, 2011	5,566,000	a	6,261,750
Hawk,
Sr. Notes, 12%, 2006	1,029,663		1,055,405
			8,401,705
Manufacturing - 2.3%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	3,971,000		4,189,405
JB Poindexter & Co.,
Sr. Notes, 8.75%, 2014	2,181,000	a	2,317,313
Key Components,
Sr. Notes, 10.5%, 2008	1,354,000		1,394,620
MAAX,
Sr. Sub. Notes, 9.75%, 2012	534,000	a	568,710
Polypore,
Sr. Sub. Notes, 8.75%, 2012	1,371,000	a	1,429,267
TD Funding,
Sr. Sub. Notes, 8.375%, 2011	2,500,000		2,687,500
Tyco International,
Notes, 5.8%, 2006	840,000		880,011
			13,466,826

Media - 9.7%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	1,921,000	c	1,700,085
CSC Holdings:
Sr. Notes, 6.75%, 2012	1,381,000	a	1,391,358
Sr. Notes, 7.875%, 2007	1,977,000		2,107,976
Sr. Notes, Ser. B, 7.625%, 2011	2,000,000		2,117,500
Charter Communications Holdings/Capital:
Sr. Discount Notes, 0/11.75%, 2011	4,431,000	e	2,769,375
Sr. Notes, 8.75%, 2013	4,130,000	b	4,073,213
Sr. Notes, 10%, 2011	657,000		509,175
Sr. Notes, 10.25%, 2010	4,494,000	b	4,611,967
Sr. Notes, 10.75%, 2009	3,692,000		3,045,900
Dex Media East/Finance:
Notes, 12.125%, 2012	2,323,000	b	2,903,750
Sr. Notes, 9.875%, 2009	2,700,000		3,118,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	2,879,000		3,397,220
Granite Broadcasting,

Secured Notes, 9.75%, 2010	2,000,000		1,860,000
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	514,000		579,535
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,570,000	a	1,719,150
LBI Media:
Sr. Discount Notes, 0/11%, 2013	1,492,000	e	1,083,565
Sr. Sub. Notes, 10.125%, 2012	1,500,000		1,687,500
Lodgenet Entertainment,
Sr. Sub. Deb., 9.5%, 2013	548,000		600,060
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	2,571,000	e	1,982,884
Sr. Sub. Notes, 7%, 2014	3,248,000		3,215,520
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	4,191,000	b,c	2,745,105
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,605,000		2,865,500
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	4,246,000		4,468,915
Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	2,648,000		2,555,320
Sr. Sub. Notes, 10%, 2011	525,000		543,375
			57,652,448

Mining & Metals - 2.0%
AK Steel:
Sr. Notes, 7.75%, 2012	2,636,000	b	2,589,870
Sr. Notes, 7.875%, 2009	2,419,000	b	2,412,953
CSN Islands VIII,
Sr. Notes, 10%, 2015	1,577,000	a	1,584,885
Consol Energy,
Notes, 7.875%, 2012	3,553,000	b	3,979,360
Earle M Jorgensen,
Secured Notes, 9.75%, 2012	1,320,000		1,471,800
			12,038,868
Oil & Gas - 4.7%
Coastal:
Notes, 7.625%, 2008	4,733,000	b	4,792,163
Notes, 7.75%, 2010	4,731,000	b	4,754,655
Sr. Deb., 6.5%, 2008	1,067,000		1,045,660
El Paso Production,
Sr. Notes, 7.75%, 2013	2,040,000	b	2,055,300
Hanover Compressor:
Sr. Notes, 8.625%, 2010	1,000,000	b	1,090,000
Sr. Notes, 9%, 2014	1,632,000		1,799,280
Hanover Equipment Trust:
Sr. Secured Notes, Ser A., 8.5%, 2008	3,243,000	b	3,502,440
Sr. Secured Notes, Ser. B, 8.75%, 2011	15,000		16,462
McMoRan Exploration,
Conv. Sr. Notes, 6%, 2008	5,126,000	a	6,349,832
Petroleum Geo-Services,
Notes, 10%, 2010	2,500,000		2,843,750
			28,249,542
Packaging & Containers - 2.2%
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	1,052,000		1,165,090
Owens-Brockway:
Sr. Notes, 8.25%, 2013	515,000		551,050
Sr. Secured Notes, 7.75%, 2011	1,025,000		1,096,750
Sr. Secured Notes, 8.75%, 2012	1,000,000		1,115,000
Sr. Secured Notes, 8.875%, 2009	935,000		1,021,488

Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	1,445,000		1,242,700
Sr. Secured Notes, 11.125%, 2009	520,000		543,400
Sr. Sub. Notes, 13%, 2010	1,025,000	b	886,625
Stone Container:
Sr. Notes, 8.375%, 2012	1,254,000		1,388,805
Sr. Notes, 9.75%, 2011	2,761,000	b	3,071,612
Tekni-Plex,
Sr. Secured Notes, 8.75%, 2013	1,086,000	a,b	1,037,130
			13,119,650
Paper & Forest Products - 2.6%
Appleton Papers,
Sr. Sub. Notes, 9.75%, 2014	1,604,000	a	1,660,140
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	1,255,000		1,355,400
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	2,080,000		2,277,600
Sr. Notes, 8.875%, 2010	8,927,000		10,489,225
			15,782,365
Pipelines - 2.7%
ANR Pipeline,
Notes, 8.875%, 2010	2,540,000		2,870,200
Dynegy:
Secured Notes, 9.875%, 2010	5,109,000	a	5,798,715
Secured Notes, 10.125%, 2013	4,680,000	a,b	5,405,400
Southern Natural Gas,
Notes, 8.875%, 2010	2,057,000		2,324,410
			16,398,725
Real Estate Investment Trust - .7%
CB Richard Ellis Services,
Sr. Sub. Notes, 11.25%, 2011	1,500,000		1,758,750
Host Marriott,
Gtd. Sr. Notes, Ser. B, 7.875%, 2008	699,000		722,591
La Quinta Properties,
Sr. Notes, 7%, 2012	1,581,000	a	1,673,884
			4,155,225

Residential Mortgage Pass- Through Ctfs. - .0%
MORSERV,
Ser. 1996-1, Cl. B5, 7%, 2011	116,331	a	93,309
Residential Accredit Loans,
Mortgage Asst-Backed Pass-Through Ctfs., REMIC:
Ser. 1997-QS6, Cl. B2, 7.5%, 2012	69,120		71,546
Ser. 1997-QS6, Cl. B3, 7.5%, 2012	68,944		52,859
			217,714
Retail - 1.3%
Dillards,
Notes, 6.875%, 2005	94,000	b	96,820
JC Penney,
Sr. Notes, 8%, 2010	1,550,000		1,772,812
Jean Coutu,
Sr. Notes, 7.625%, 2012	799,000	a	816,978
Remington Arms,
Sr. Notes, 10.5%, 2011	387,000		369,585
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,180,000		1,244,900
Sr. Secured Notes, 12.5%, 2006	1,025,000	b	1,168,500
Saks,
Notes, 7.5%, 2010	1,052,000		1,130,900
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	955,000		955,000

			7,555,495
Structured Index - 1.0%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	3,045,000	a,f	2,897,317
Crown Street Managed Investment Transaction Securities "MINTS",
Floating Rate Part. Sec., Credit Link, 3.91%,2007	2,750,000	a,d,g	2,763,750
			5,661,067
Technology - 1.2%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	1,514,000		1,771,380
Amkor Technology,
Sr. Notes, 7.125%, 2011	1,500,000	b	1,237,500
ON Semiconductor,
Notes, 13%, 2008	1,950,000	b	2,193,750
Seagate Technology,
Sr. Notes, 8%, 2009	2,000,000	b	2,140,000
			7,342,630
Telecommunications - 10.2%
American Tower:
Sr. Notes, 7.125%, 2012	1,561,000	a	1,553,195
Sr. Notes, 7.5%, 2012	1,116,000	b	1,143,900
Sr. Notes, 9.375%, 2009	3,689,000		3,928,785
Sr. Sub. Notes, 7.25%, 2011	1,001,000		1,046,045
American Tower Escrow,
Discount Notes, 0%, 2008	510,000	h	382,500
Call-Net Enterprises,
Sr. Secured Notes, 10.625%, 2008	500,000	b	490,000
Crown Castle International:
Sr. Notes, 7.5%, 2013	2,009,000		2,114,472
Sr. Notes, 9.375%, 2011	3,301,000		3,812,655
Sr. Notes, Ser. B, 7.5%, 2013	1,736,000		1,827,140
Dobson Communications,
Sr. Notes, 8.875%, 2013	1,620,000	b	1,053,000
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	515,000		589,675
Horizon PCS,
Sr. Notes, 13.75%, 2011	2,850,000	b,c	1,154,250
Innova S de RL,
Notes, 9.375%, 2013	2,035,000	b	2,223,238
Insight Midwest/Capital,
Sr. Notes, 10.5%, 2010	2,000,000	b	2,200,000
MJD Communications,
Floating Rate Notes, Ser. B, 5.56%, 2008	4,500,000	d	4,455,000
Nextel Communications,
Sr. Notes, 7.375%, 2015	2,000,000		2,160,000
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,798,000		2,085,680
Pegasus Satellite Communications:
Sr. Notes, 11.25%, 2010	432,000	a,c	282,960
Sr. Notes, 12.375%, 2006	750,000	c	491,250
Qwest:
Bank Note, Ser. A, 6.5%, 2007	3,227,000	d	3,348,012
Bank Note, Ser. B, 6.95%, 2010	1,051,000	d	1,037,863
Qwest Services:
Notes, 14%, 2010	1,600,000	a	1,876,000
Sr. Secured Notes, 13.5%, 2007	5,807,000	a,b	6,634,498
SBA Communications,
Sr. Discount Notes, 0/9.75%, 2011	5,962,000	e	4,859,030
Spectrasite,
Sr. Notes, 8.25%, 2010	2,090,000		2,257,200
US Unwired,

Secured Notes, Ser. B, 10%, 2012	2,649,000	b	2,761,583
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,560,000	a	1,632,150
Verizon Global Funding,
Notes, 6.75%, 2005	200,000	a	209,428
Western Wireless,
Sr. Notes, 9.25%, 2013	3,227,000		3,307,675
			60,917,184
Textiles & Apparel - .4%
Dan River,
Sr. Notes, 12.75%, 2009	2,006,000	a,b,c	381,140
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	353,000	b	375,062
William Carter,
Sr. Sub. Notes, Ser. B, 10.875%, 2011	1,663,000		1,875,033
			2,631,235
Transportation - 1.6%
Atlantic Express Transportation,
Units, 12%, 2008	478,000	a,h	470,830
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,405,000		1,471,737
General Maritime,
Sr. Notes, 10%, 2013	2,000,000		2,282,500
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	2,113,000	a,b	2,149,978
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	3,245,000	b	3,374,800
			9,749,845
Total Bonds and Notes
(cost $495,119,522)			511,587,473

Preferred Stock - 2.3%	Shares		Value($)
Diversified Financial Service - .1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	7,800	a,b	553,800

Media - 1.6%
Paxson Communications,
Cum. Conv., $975	9,457	a	6,431,008
Spanish Broadcasting System,
Cum. Conv., Ser. B, $107.5	3,006		3,291,183
			9,722,191

Mining & Metal - .6%
Kaiser Group Holdings,
Cum., $3.85	60,785		3,297,586

Textiles & Apparel - 0.0%
Cluett American,
Cum., $12.5	51		1,033

Total Preferred Stock
(cost $12,882,409)			13,574,610

Common Stock - 2.8%
Oil & Gas - .0%
Link Energy	460,276	i	23,014

Telecommunications - .3%
AboveNet	64,685	b,i	1,552,440
Neon Communications	182,744	i,j	502,546
Stellex Aerostructures	429 i,j		0
			2,054,986
Textiles & Apparel - 2.5%
HCI Direct, Cl. A	910,714	i,j,k,m	15,117,853

Total Common Stock
(cost $18,562,876)			17,195,853

Other-0%
Chemicals - .0%
Huntsman (warrants)	526 a,i		121,245

Financial - .0%
Ono Finance (warrants)	1,000 a,i		1

Mining & Metals - 0.0%
Kaiser Group Holdings (rights)
	202,510	i,j,m	0
Telecommunications - .0%
AboveNet (warrants)	5,083 i		20,334
AboveNet (warrants)	5,980 i		0
Loral Cyberstar (warrants)	164,345	i	1,643
MGC Communications (warrants)	250 a,i		0
Neon Communications (warrants)	182,744	i,j	0
			21,977
Total Other
(cost $342,735)			143,223

Other Investments- 8.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund	47,643,000	l	47,643,000
(cost $47,643,000)

Investment of Cash Collateral for Securities Loaned - 22.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $133,533,060)	133,533,060	l	133,533,060

Total Investment (cost $708,083,602)	121.0%		723,677,219
Liabilities, Less Cash and Receivables	(21.0)%		(125,736,057)
Net Assets	100.0%		597,941,162

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers and are deemed to be liquid. At September 30, 2004, these securities amounted to $125,724,325
21.0 % of net assets.
b	All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $127,488,851 and the total market value of the collateral held by the fund is $133,533,060.

c	Non-income producing-security in default.
d	Variable rate security--interest rate subject to periodic change.
e	Zero coupon until	a specified date at which time the stated coupon rate becomes effective until maturity.
f	Security linked to Goldman Sachs Commodity Non-Energy-Excess Return Index.
g	Credit Linked Notes
h	Units represent bond with warrant attached to purchase common stock.
i	Non-income producing security.
j	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
k	Investment in non-controlled affiliates ( cost $9,805,658).
l	Investments in affiliated money market funds.
m	Security restricted as to public resale. Investments is restricted securities, with a value of $ 15,117,854 or 2.5% of net assets, are as follows:

		Acquisition	Purchase	Percentage of
Issuer		Date	Price ($)	Net Assets (%)	Valuation ($)

HCI Direct, Cl. A		6/20/2002	10.767	2.52	16.6
Kaiser Group Holdi		6/26/2001	0	0	0

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER MANAGED INCOME FUND

Statement of Investments
September 30, 2004 (Unaudited)

		Principal
Bonds and Notes	105.2%	Amount (a)		Value ($)
Advertising	0.1%
Lamar Media,
Notes, 7.25%, 2013		30,000		32,400

Asset-Backed Ctfs./Auto Loans	3.3%
AmeriCredit Automobile Receivables Trust,
Ser. 2000-D, Cl. A4, 1.9%, 2007		46,527	b	46,590
BMW Vehicle Owner Trust:
Ser. 2004-A, Cl. A1, 1.18%, 2005		185,051		185,018
Ser. 2004-A, Cl. A4, 3.32%, 2009		145,000		145,560
Daimler Chrysler Auto Trust,
Ser. 2003-A, Cl. A4, 2.88%, 2009		305,000		304,983
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C, 4.19%, 2009		50,000		50,535
Honda Auto Receivables Owner Trust,
Ser. 2004-1, Cl. A1, 1.139%, 2005		121,619		121,604
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. C, 3.36%, 2011		70,000		69,923
MMCA Automoblie Trust,
Ser. 2002-1, Cl. B, 5.37%, 2010		106,605		106,413
Nissan Auto Receivables Owner Trust,
Ser. 2003-C, Cl. A4, 2.7%, 2007		490,000		489,278
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B, 3.51%, 2012		225,000		224,779
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A2A, 1.4%, 2006		20,394		20,374
				1,765,057

Asset-Backed Ctfs./Credit Cards	7.6%
American Express Master Trust,
Ser. 2002-1, Cl. A, 1.83%, 2005		435,000	b	435,416
Capital One Multi-Asset Execution Trust:
Ser. 2002-B1, Cl. B1, 2.44%, 2008		565,000	b	567,670
Ser. 2003-B2, Cl. B2, 3.5%, 2009		85,000		85,669
Ser. 2003-C4, Cl. C4, 6%, 2013		255,000		271,690
Ser. 2004-C1, Cl. C1, 3.4%, 2009		230,000		228,488
Chase Credit Card Master Trust:
Ser. 2000-3, Cl. A, 1.89%, 2008		245,000	b	245,452
Ser. 2002-2, Cl. C, 2.66%, 2007		300,000	b	300,992
Ser. 2002-6, Cl. B, 2.11%, 2008		220,000	b	220,661
Ser. 2002-8, Cl. A, 1.82%, 2008		185,000	b	185,235
Citibank Credit Card Issuance Trust:
Ser. 2000-B1, Cl. B1, 7.05%, 2007		90,000		93,870
Ser. 2002-A2, Cl. A2, 1.74%, 2007		440,000	b	440,225
Discover Card Master Trust I,
Ser. 2000-5, Cl. B, 2.17%, 2007		240,000	b	240,432
Household Credit Card Master Note Trust I,
Ser. 2000-1, Cl. A, 1.9%, 2008		550,000	b	551,194
MBNA Credit Card Master Note Trust:
Ser. 2002-A1, Cl. A1, 4.95%, 2009		140,000		146,350
Ser. 2004-A4, Cl. A4, 2.7%, 2009		100,000		99,027
				4,112,371

Asset-Backed Ctfs./Equipment	0.3%

John Deere Owner Trust,
Ser. 2004-A, Cl. A1, 1.14%, 2005		182,112		182,075

Asset-Backed Ctfs./Home Equity Loans	1.9%
Ameriquest Mortgage Securities:
Ser. 2004-FR1, Cl. A3, 2.65%, 2034		140,000		138,655
Countrywide Asset-Backed Certificates,
Ser. 2004-10, Cl. 2AV1, 2%, 2023		265,000	b	265,000
~~Stripped S~~ecurity, Interest Only Class:
~~Ser. 2004~~-ECC2, Cl. AIO, 4.42%, 2004		10,705,000	c	47,253
Option One Mortgage Loan Trust,
Ser. 2004-3, Cl. A2, 1.99%, 2034		375,000	b	375,000
Residential Asset Mortgage Products,
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026		55,000		54,866
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1, 2.39%, 2031		160,000	b	160,283
				1,041,057

Asset-Backed Ctfs./Manufactured Homes	0.4%
Origen Manufactured Housing:
Ser. 2004-B, Cl. A1, 2.87%, 2013		80,000		79,772
Ser. 2004-B, Cl. A2, 3.79%, 2017		65,000		64,682
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6, 6.75%, 2029		80,000		82,615
				227,069

~~Asset-Backed~~ Ctfs./Student Loans	0.0%
SLM Student Loan Trust,
Ser. 2001-2, Cl. A1L, 1.7%, 2009		23,059	b	23,130

Automotive	1.2%
~~DaimlerChrysle~~r:
~~Notes, 7.75~~%, 2005		260,000		269,345
~~Notes, Ser.~~ A, 7.375%, 2006		160,000		171,711
ER~~AC USA Fin~~ance,
~~Notes, 7.95~~%, 2009		100,000	d	117,080
General Motors,
~~Discount D~~ebs., 0/7.75%, 2036		180,000	e	75,696
				633,832

Banking	4.5%
Bank One,
Notes, 6.5%, 2006		255,000		267,486
~~Che~~vy Chase Bank,
Sub. Notes, 6.875%, 2013		145,000		147,175
City National,
Sr. Notes, 5.125%, 2013		75,000		75,615
HBOS Capital Funding,
Bonds, 6.071%, 2049		260,000	b,d	275,394
Industrial Bank of Korea,
Sub. Notes, 4%, 2014		75,000	b,d	73,478
National Westminster Bank,
Sub. Notes, 7.375%, 2009		320,000		370,189
Northern Rock,
Notes, 5.6%, 2049		140,000	b,d,f	143,707
Union Planters Bank,
Notes, 5.125%, 2007		150,000		158,145
Washington Mutual:
Notes, 2.4%, 2005		315,000		314,391
Sub. Notes, 4.625%, 2014		145,000		138,869
Zions Bancorp,
Sub. Notes, 6%, 2015		410,000		436,604

				2,401,053

Building & Construction	0.5%
American Standard,
Sr. Notes, 7.375%, 2008		40,000		43,900
D.R. Horton:
Sr. Notes, 5%, 2009		100,000		102,250
Sr. Notes, 8.5%, 2012		105,000		119,175
				265,325
Cable/Media	2.5%
British Sky Broadcasting,
Sr. Notes, 6.875%, 2009		126,000		139,385
CSC,
Sr. Notes, 6.75%, 2012		45,000	d	45,337
Cablevision Systems,
Sr. Notes, 5.67%, 2009		75,000	b,d	78,375
Cox Communications,
Notes, 7.125%, 2012		130,000		141,277
DirecTV Holdings/Finance,
Sr. Notes, 8.375%, 2013		50,000		57,125
Echostar DBS:
Sr. Notes, 5.75%, 2008		45,000		45,450
Sr. Notes, 10.375%, 2007		190,000		200,332
Liberty Media,
Notes, 3.5%, 2006		465,000		463,339
Salem Communications,
Sr. Sub. Notes, 7.75%, 2010		80,000		84,800
Univision Communications,
Sr. Notes, 7.85%, 2011		95,000		111,785
				1,367,205

Chemicals	0.8%
ICI Wilmington,
Notes, 4.375%, 2008		145,000	f	146,807
Lubrizol,
Debs., 6.5%, 2034		270,000		264,244
				411,051

Commercial Mortgage Pass-Through Ctfs.	4.7%
Bear Stearns Commercial Mortgage Securities:
Ser. 1998-2, Cl. B, 6.75%, 2030		9,115		9,099
Ser. 2003-T12, Cl. A3, 4.24%, 2039		295,000		294,877
~~CS~~ First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034		135,000		150,487
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017		70,000	d	76,682
Chase Commercial Mortgage Securities,
Ser. 1997-2, Cl. C, 6.6%, 2029		40,000		43,565
DLJ Commercial Mortgage:
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031		120,000		130,596
Ser. 1999-CG1, Cl. A1A, 6.08%, 2032		107,603		112,821
~~Firs~~t Chicago/Lennar Trust,
Ser. 1997-CHL1, Cl. D, 7.85%, 2039		275,000	b,d	283,422
~~GM~~AC Commercial Mortgage Securities,
Ser. 1996-C1, Cl. F, 7.86%, 2006		250,000	d	269,948
~~J.P~~. Morgan Commercial Mortgage Finance:
Ser. 1997-C5, Cl. A3, 7.088%, 2029		170,000		183,565
Ser. 1997-C5, Cl. B, 7.159%, 2029		105,000		115,131
Lehman Brothers Floating Rate Mortgage Trust,
Ser. 2004-LLFA, Cl. A1, 1.89%, 2017		164,939	b,d	165,037
Mach One Trust,
Ser. 2004-1A, Cl. A1, 3.89%, 2040		128,060	d	128,456

Morgan Stanley Capital I:
Ser. 1999-CAM1, Cl. A4, 7.02%, 2032		70,000	78,883
Ser. 1999-RM1, Cl. A2, 6.71%, 2031		200,000	221,104
Morgan Stanley Dean Witter Capital I,
Ser. 2001-PPM, Cl. A3, 6.54%, 2031		250,000	272,718
			2,536,391

Commercial Services	1.3%
Aramark Services,
Sr. Notes, 7%, 2007		500,000	540,689
Ford,
Notes, 9.3%, 2030		145,000	165,767
			706,456

Consumer	0.1%
Scotts,
Sr. Sub. Notes, 6.625%, 2013		20,000	21,125

Containers	0.4%
Ball,
Notes, 6.875%, 2012		140,000	149,800
Owens-Brockway Glass Containers,
Sr. Secured Notes, 7.75%, 2011		65,000	69,550
			219,350

Environmental Control	0.9%
Allied Waste:
Sr. Notes, Ser. B, 7.625%, 2006		275,000	288,406
Sr. Notes, Ser. B, 8.875%, 2008		50,000	54,500
Waste Management:
Sr. Notes, 7%, 2028		75,000	83,253
Sr. Notes, 7.375%, 2029		30,000	34,564
			460,723

Financial Services	7.3%
Amvescap:
Notes, 5.375%, 2013		135,000	137,321
Sr. Notes, 6.6%, 2005		450,000	460,363
Countrywide Home Loan,
Notes, Ser. L, 1.71%, 2006		300,000 b,f	299,978
Deluxe,
Notes, 3.5%, 2007		165,000 d	164,650
Ford Motor Credit:
Notes, 7.375%, 2009		500,000	548,249
Notes, 7.6%, 2005		345,000	358,328
GMAC:
Notes, 4.5%, 2006		330,000	335,311
Sr. Unsub. Notes, 5.85%, 2009		525,000 f	543,267
Glencore Funding,
Notes, 6%, 2014		305,000 d	296,331
Goldman Sachs Capital I,
Notes, 6.345%, 2034		160,000	161,038
Jefferies:
Sr. Notes, 7.75%, 2012		55,000	63,568
Sr. Notes, Ser. B, 7.5%, 2007		70,000	77,810
Leucadia National,
Sr. Notes, 7%, 2013		115,000	115,000
SLM,
Notes, 2.75%, 2005		160,000	159,559
St. George Funding,
Bonds, 8.485%, 2049		100,000 b,d	115,171
Textron Financial,

Notes, 7.125%, 2004		125,000		126,114
				3,962,058

Food & Beverages	0.6%
Del Monte,
Sr. Sub. Notes, 8.625%, 2012		70,000		78,225
Delhaize America,
Notes, 8.125%, 2011		115,000		131,908
Stater Brothers,
Sr. Notes, 8.125%, 2012		100,000	d,f	105,250
				315,383

Foreign/Governmental	10.9%
Banco Nacional de Desenvolvimento
Economico e Social,
Unsub. Notes, 9.622%, 2008		150,000	b,f	154,043
Bundesobligation,
Bonds, Ser. 140, 4.5%, 2007	EUR	990,000		1,286,883
Deutschland:
Bonds, 4%, 2009	EUR	1,300,000 f		1,667,964
Bonds, 4.5%, 2013	EUR	125,000		162,451
Bonds, 5%, 2012	EUR	1,055,000		1,415,775
Republic of El Salvador:
Notes, 8.5%, 2011		60,000	d,f	67,500
Notes, 9.5%, 2006		120,000		131,850
Russian Federation:
Unsub. Notes, 5%, 2030		160,000	b	153,904
Unsub. Notes, 10%, 2007		125,000		141,250
Unsub. Notes, 12.75%, 2028		90,000		136,800
Ukraine Government:
Notes, 5.33%, 2009		100,000	b,d	101,500
Sr. Notes, 11%, 2007		128,337		140,208
United Mexican States:
Notes, Ser. A, 5.875%, 2014		130,000		132,275
Notes, Ser. A, 6.375%, 2013		185,000		195,268
				5,887,671

Gaming/Lodging	2.3%
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009		35,000		39,900
Caesars Entertainment:
Sr. Notes, 8.5%, 2006		50,000		55,312
Sr. Sub. Notes, 7.875%, 2005		80,000		84,400
Carnival:
Notes, 3.75%, 2007		205,000		206,119
~~Notes, 7.05~~%, 2005		300,000		307,487
MGM Mirage,
Sr. Notes, 6%, 2009		90,000	d	91,687
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014		60,000	d	63,150
Sr. Sub. Notes, 8%, 2012		50,000		55,500
Royal Caribbean Cruises,
Sr. Notes, 8.25%, 2005		175,000		180,469
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010		160,000	d	173,600
				1,257,624

Health Care	0.9%
Boston Scientific,
Notes, 6.625%, 2005		275,000		279,868
HCA,
Sr. Notes, 7.125%, 2006		100,000		105,540

Wyeth,
Bonds, 6.5%, 2034		115,000		118,123
				503,531

Industrial	1.7%
International Steel,
Sr. Notes, 6.5%, 2014		125,000	d	125,625
RPM International:
Bonds, 6.25%, 2013		145,000		152,058
Sr. Notes, 4.45%, 2009		125,000	d	124,421
Teck Cominco,
Notes, 7%, 2012		165,000		181,932
Tyco International,
Notes, 6.125%, 2007	EUR	260,000		347,664
				931,700

Insurance	0.9%
Ace INA,
Notes, 5.875%, 2014		80,000		83,733
Principal Life Inc. Funding,
Secured Notes, 1.61%, 2005		230,000	b	230,013
Prudential Financial:
Notes, Ser. B, 5.1%, 2014		85,000	f	85,238
Sr. Notes, 4.104%, 2006		100,000		101,715
				500,699

Manufacturing	0.8%
Bombardier:
Notes, 6.3%, 2014		200,000	d,f	173,024
Notes, 7.45%, 2034		320,000	d,f	269,929
				442,953

Oil & Gas	0.8%
Amerada Hess,
Notes, 7.3%, 2031		190,000		207,753
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014		205,000		223,963
				431,716

Paper & Paper Related	1.5%
Abitibi-Consolidated:
Bonds, 8.3%, 2005		125,000		129,687
Debs., 8.5%, 2029		155,000		148,800
Georgia-Pacific,
Sr. Notes, 8.875%, 2010		120,000		141,000
Sappi Papier,
Notes, 6.75%, 2012		240,000	d	263,735
UPM-Kymmene,
Sr. Notes, 5.625%, 2014		100,000	d	103,760
				786,982

Pipelines	1.2%
ANR Pipeline,
Sr. Notes, 7%, 2025		50,000		51,375
Consolidated Natural Gas,
Notes, 7.25%, 2004		145,000		145,000
El Paso Natural Gas,
Sr. Notes, Ser. A, 7.625%, 2010		130,000		139,750
Northwest Pipeline,
Debs., 6.625%, 2007		210,000		224,438
Transcontinental Gas Pipe Line,
Notes, 6.125%, 2005		60,000		60,675

				621,238

Publishing	0.0%
Dex Media Finance/West,
Sr. Notes, Ser. B, 8.5%, 2010		15,000		17,100

Racetracks
Speedway Motorsports,	0.2%
Sr. Sub. Notes, Ser. B, 6.75%, 2013		105,000	d	109,988

Real Estate	2.1%
Archstone-Smith Operating Trust:
Notes, 3%, 2008		85,000		82,529
Notes, 5.625%, 2014		70,000		72,610
Sr. Notes, 5%, 2007		75,000		77,692
Arden Realty:
Notes, 5.2%, 2011		65,000		65,729
Sr. Notes, 7%, 2007		60,000		66,283
Boston Properties,
Sr. Notes, 5.625%, 2015		85,000		86,875
Duke Realty:
Notes, 5.4%, 2014		75,000	f	76,723
Sr. Notes, 6.95%, 2011		170,000		191,288
ERP Operating,
Notes, 4.75%, 2009		55,000	f	56,476
First Industrial,
Notes, 5.25%, 2009		50,000		51,552
Healthcare Realty Trust,
Sr. Notes, 8.125%, 2011		275,000		321,801
				1,149,558

Residential Mortgage Pass-Through Ctfs.	2.1%
Countrywide Alternative Loan Trust:
Ser. 2004-J5, Cl. 1A1, 2.03%, 2034		102,315	b	102,430
Stripped Security, Interest Only Class:
Ser. 2004-J5, Cl. 1A10, .75%, 2006		6,664,625	c	47,529
Granite Mortgages,
Ser. 2003-3, Cl. 1A1, 1.71%, 2019		124,906	b	124,906
Permanent Financing,
Ser. 3, Cl. 1A, 1.70%, 2004		350,000	b	349,986
Washington Mutual:
Ser. 2003-AR10, Cl. A6, 4.08%, 2033		203,000	b	203,765
Ser. 2004-AR7, Cl. A6, 3.963%, 2034		135,000	b	134,967
Ser. 2004-AR9, Cl. A7, 4.27%, 2034		165,000	b	165,845
				1,129,428

Retail	1.1%
May Department Stores:
Notes, 3.95%, 2007		45,000	d	45,380
Notes, 4.8%, 2009		45,000	d	45,924
Office Depot,
Sr. Notes, 6.25%, 2013		75,000		80,446
Yum! Brands,
Sr. Notes, 7.65%, 2008		110,000		124,206
Sr. Notes, 8.875%, 2011		243,000		302,525
				598,481

Semiconductors	0.1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011		70,000	d	73,150

State Government	1.7%
Badger Tobacco Asset Securitization,
Asset-Backed Ctfs., 6.125%, 2027		205,000	195,929
Golden State Tobacco Securitization,
Asset-Backed Ctfs., Ser. A-3, 7.875%, 2042		580,000	616,314
Sacramento County California Pension Funding,
Bonds, Ser. C-1, 3.4225%, 2030		100,000	94,554
			906,797

Telecommunications	1.6%
Deutsche Telekom International Finance,
Notes, 8.75%, 2030		245,000 b	317,620
France Telecom,
Notes, 8.5%, 2011		110,000 b	131,846
MCI,
Sr. Notes, 5.908%, 2007		41,000	40,744
Qwest:
Notes, 5.625%, 2008		70,000	68,950
Sr. Notes, 7.875%, 2011		65,000 d	67,763
SBC Communications,
Notes, 5.625%, 2016		90,000 f	92,170
~~Spr~~int Capital,
Notes, 8.75%, 2032		110,000	140,031
			859,124

Tobacco	1.2%
Altria,
Notes, 7%, 2013		270,000	282,181
Philip Morris Capital,
Bonds, 4%, 2006	CHF	460,000	370,515
			652,696

Transportation	0.5%
FedEx,
Notes, 2.65%, 2007		285,000	280,508

U.S. Government	2.2%
~~U.S~~. Treasury Bonds,
6.25%, 5/15/2030		790,000	937,872
U.S. Treasury Notes:
2.5%, 5/31/2006		250,000 f	250,186
3.25%, 8/15/2008		20,000	20,101
			1,208,159

U.S. Government Agencies/Mortgage-Backed	27.3%
Federal Home Loan Mortgage Corp.:
~~5%, 10/1/2~~018		696,040	708,651
~~6%, 7/1/20~~17-4/1/2033		510,502	530,222
Federal National Mortgage Association:
~~3.53%, 7/1~~/2010		294,028	286,125
~~4.06%, 6/1~~/2013		100,000	95,656

5%		860,000 g	858,343
~~5%, 5/1/20~~18-4/1/2019		540,242	550,000

5.5%		1,060,000 g	1,074,236
~~5.5%, 3/1/2~~033-1/1/2034		1,363,674	1,384,975

6%		3,915,000 g	4,037,596
~~6%, 4/1/20~~18-6/1/2033		896,903	935,661

6.5%		270,000 g	282,571
~~6.5%, 12/1~~/2031-11/1/2032		829,289	870,848

~~7%, 5/1/20~~32-7/1/2032		118,027		125,256
Grantor Trust:
Ser. 2001-T6, Cl. B, 6.088%, 5/25/2011		275,000		301,884
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011		75,000		79,925

Government National Mortgage Association I:
6.5%, 9/15/2032		246,448		260,387
8%, 2/15/2030-5/15/2030		20,103		21,956
Ser. 2003-64, Cl. A, 3.089%, 4/16/2024		85,638		84,916
Ser. 2003-88, Cl. AC, 2.9141%, 6/16/2018		305,109		299,901
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018		175,000		174,633
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022		123,558		122,167
Ser. 2004-25, Cl. AB, 1.698%, 11/16/2006		65,993		65,828
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023		350,000		345,589
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019		395,726		387,385
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018		257,816		260,933
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019		133,956		132,063
Ser. 2004-67, Cl. A, 3.648%, 9/16/2017		273,820		273,799
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020		225,000		223,383
				14,774,889

Utilities-Gas/Electric	5.7%
AES:
Secured Notes, 10%, 2005		62,149	d	63,392
Sr. Secured Notes, 8.75%, 2013		125,000	d	141,563
Consumers Energy:
First Mortgage Bonds, 5.5%, 2016		255,000	d	260,016
First Mortgage Bonds, 6.25%, 2006		25,000		26,368
First Mortgage Bonds, Ser. B, 5.375%, 2013		185,000		190,750
Dominion Resources,
Sr. Notes, Ser. F, 5.25%, 2033		135,000		134,505
Enterprise Capital Trust II,
Capital Securities, Ser. B, 3.195%, 2028		160,000	b	152,054
FPL Group Capital,
Notes, 7.625%, 2006		225,000		244,067
FirstEnergy,
Sr. Notes, Ser. A, 5.5%, 2006		310,000		322,846
IPALCO Enterprises,
Sr. Secured Notes, 8.625%, 2011		75,000	b	85,125
Illinois Power,
First Mortgage Bonds, 7.5%, 2009		115,000		131,675
Indianapolis Power & Light,
First Mortgage Bonds, 6.6%, 2034		35,000	d	36,554
Monongahela Power,
First Mortgage Bonds, 6.7%, 2014		50,000	d	54,437
Niagara Mohawk Power,
Sr. Notes, Ser. G, 7.75%, 2008		35,000		39,871
NiSource Capital Markets,
Notes, 7.86%, 2017		75,000		91,828
PPL Capital Funding Trust I,
Notes, 7.29%, 2006		220,000		231,812
Powergen U.S. Funding,
Notes, 4.5%, 2004		200,000		200,133
TXU,
Notes, Ser. C, 6.375%, 2008		245,000		266,344
TXU Gas Capital I,
Capital Securities, 2.95%, 2028		170,000	b	167,526
United Utilities,
Notes, 6.25%, 2005		55,000		56,676
Westar Energy,
First Mortgage Bonds, 7.875%, 2007		160,000		178,165
				3,075,707

Total Bonds and Notes
(cost $ 56,027,036)			56,882,810

Preferred Stocks	1.0%	Shares	Value ($)
Automotive	0.1%
General Motors,
Ser. C, Cum. Conv., $1.5625		2,250	64,125

Banking	0.1%
Sovereign Capital Trust IV,
Conv., $2.1875		1,400	68,075

Real Estate	0.8%
Equity Office Properties Trust,
Ser. B, Cum. Conv., $2.625		7,840	397,880

Total Preferred Stocks
(cost $ 503,061)			530,080

		Face Amount
		Covered
Options	0.1%	by Contracts($)	Value ($)
Call Options	0.1%
U.S. Treasury Notes:
3%, 2/15/2009, February 2005 @ $101.109		2,270,000	5,320
3.125%, 4/15/2009, November 2004 @ $97.828		1,150,000	16,486
4.25%, 8/15/2014, November 2004 @ $101.156		1,065,000	10,267
			32,073

Put Options	0.0%
U.S. Treasury Notes:
4.25%, 8/15/2014:
December 2004 @ $99.043		535,000	3,615
December 2004 @ $99.531		530,000	4,493
			8,108
Total Options
(cost $ 54,452)			40,181

		Principal
Short-Term Investments	4.7%	Amount ($)	Value ($)
U.S. Treasury Bills;
1.43%, 10/14/2004
(cost $ 2,557,645)		2,559,000	2,557,644

		Shares	Value ($)
Investment of Cash Collateral for Securities Loaned	7.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 3,783,720)		3,783,720 h	3,783,720

Total Investments (cost $ 62,925,914)		118.0%	63,794,435

Liabilities, Less Cash and Receivables		-18.0%	(9,721,857)

Net Assets		100.0%	54,072,578

a	Principal amount stated in U.S. Dollars unless otherwise noted.
CHF- Swiss Francs
EUR- Euros
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers and are deemed to be liquid. At September 30, 2004, these securities amounted to $ 4,794,416 or 8.9% of net assets.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's security on loan is $ 3,625,409 and the total market value of the collateral held by the fund is $ 3,783,720.
g	Purchased on a forward commitment basis.
h	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER MANAGED INCOME FUND

Statement of Options Written
September 30, 2004 (Unaudited)

	Face Amount
Call Options	Covered by
Issuer	Contracts($)	Value ($)
U.S. Treasury Notes:
3.125%, 4/15/2009, November 2004 @ 100.828	1,150,000	1,213
4.25%, 8/15/2014, November 2004 @ 103.156	2,130,000	7,860

Put Options
Issuer
U.S. Treasury Notes:
3.125%, 4/15/2009, November 2004 @ 94.828	1,150,000	0
4.25%, 8/15/2014, December 2004 @ 97.137	1,070,000	2,549
4.25%, 8/15/2014, December 2004 @ 97.406	1,060,000	2,816
(Premiums received $ 41,152)
		14,438

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)